SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 15 – SUBSEQUENT EVENTS

Consolidation of Ordinary Shares

On January 22, 2026, at the Company’s extraordinary general meeting, the shareholders of the Company passed the resolution to authorize that in the event that the closing bid price per listed share of the Company on the Nasdaq Capital Market falls below US$1.00, each of the 10,000,000,000 authorized ordinary shares in the Company of US$0.025 par value (including all issued ordinary shares and any unissued ordinary shares) be consolidated at the consolidation ratio and effective time as the board of directors may determine at their sole discretion, provided that the consolidation ratio shall be not less than 2:1 and not more than 50:1, with such consolidated shares having the same rights and being subject to the same restrictions as set out in the Articles. On February 19, 2026, the board of directors of the Company approved a resolution to effect a 35-for-1 consolidation of its ordinary shares. Pursuant to the consolidation, each 35 authorized ordinary shares with a par value of $0.025 per share (including all issued and unissued shares) were combined into one ordinary share. As a result, the Company’s authorized share capital was reduced from 10,000,000,000 ordinary shares of $0.025 par value each to 285,714,286 ordinary shares of $0.875 par value each, having such rights and subject to such restrictions as set forth in the Articles. The accompanying consolidated financial statements have been retroactively adjusted to reflect the share consolidation.

Public Offering on February 11, 2026

On February 11, 2026, the Company closed an underwritten follow-on offering of 122,286 units, with each unit consisting of (i) one Class A Ordinary Share and (ii) one February 2026 Series A Warrant at a public offering price of $49.00 per unit (the “February 2026 Series A Warrants”), for aggregate gross proceeds of approximately $6 million, before deducting underwriting discounts and offering expenses. The Company received net proceeds of approximately $5.44 million.

The February 2026 Series A Warrants have a one-year term and are exercisable immediately upon issuance. The warrants have an initial exercise price of $49.00 per Class A ordinary share and are subject to anti-dilution reset provisions if the Company’s share price declines. The first reset occurred on February 18, 2026, reducing the exercise price to $34.30 per share. A second reset occurred on February 24, 2026, further reducing the exercise price to $24.50 per share. The February 2026 Series A Warrants also include a zero exercise price (cashless exercise) option. On February 24, 2026, the Company’s closing share price was $5.25 per share. As a result of warrant exercises, an aggregate of 386,836 ordinary shares were issued upon the exercise of the February 2026 Series A Warrants.

To register the units, the February 2026 Series A Warrants, and Class A Ordinary Shares underlying the February 2026 Series A Warrants, the Company filed (i) a registration statement on Form F-1 (File No. 333-292953), which was filed with the SEC on January 26, 2026 and declared effective by the SEC on February 9, 2026, and (ii) a registration statement on Form F-1 (File No. 333-293329), which was filed with the SEC pursuant to Rule 462(b) of the Securities Act and became effective on February 10, 2026.

Public Offering on March 2, 2026

On March 2, 2026, the Company closed a registered direct offering and issued and sold 702,858 Class A ordinary shares of the Company, par value $0.875 per share, to certain institutional investors at a purchase price of $3.55 per share. The Company received net proceeds of approximately $2.17 million at the closing.

These shares were offered by the Company pursuant to a registration statement on Form F-3 (File No.333-261347), as amended, initially filed with the SEC on November 24, 2021 and declared effective by the SEC on March 6, 2023, and a prospectus supplement to the Registration Statement filed with the SEC on March 2, 2026.

Compensation Paid to the Company’s Senior Management

On February 10, 2026, the board of directors of the Company approved a resolution authorizing the payment of bonuses totaling $140,000, consisting of $15,000 each to eight senior managers and $10,000 each to two additional senior managers, in recognition of services rendered to the Company. These individuals had previously entered into zero-payroll agreements with the Company. The bonuses were paid on February 13, 2026.